UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23124

Franklin Templeton ETF Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway

San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

One Franklin Parkway

San Mateo, CA 94403-1096

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650-312-2000

Date of fiscal year end: 03/31

Date of reporting period: 09/30/2023

The Franklin Templeton ETF Trust (the “Registrant”) is filing this amendment (the “Amendment”) to its Form N-CSRS for the period ended September 30, 2023, as originally filed with the U.S. Securities and Exchange Commission on November 30, 2023 (Accession Number 0001193125-23-285748) (the “Original Filing”), for the sole purpose of amending Item 1 “Reports to Stockholders” to revise the total return disclosed for each of the FTSE Global Core Infrastructure 50/50 – Net Tax and the OECD G7 CPI + 5.5% on page 2 of the ClearBridge Sustainable Infrastructure ETF’s semiannual report to shareholders in the section titled “Performance Overview”. The semiannual reports for the other series of the Registrant are contained in the Original Filing and are not amended or modified in any way by this Amendment. Except for the corrections described above and the inclusion of new certifications pursuant to Sections 302 and 906 of the Sarbanes-Oxley Act of 2002, this Amendment does not amend, update, or modify any other items or disclosures found in the Original Filing. In addition, this Amendment does not reflect events or transactions occurring after the filing of the Original Filing. As a result, such information continues to speak as of the date of the Original Filing

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

SEMIANNUAL REPORT
CLEARBRIDGE SUSTAINABLE INFRASTRUCTURE ETF September 30, 2023

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank).

Visit franklintempleton.com for fund updates and documents, or to find helpful financial planning tools.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

franklintempleton.com	Semiannual Report	1

SEMIANNUAL REPORT

ClearBridge Sustainable Infrastructure ETF

This semiannual report for ClearBridge Sustainable Infrastructure ETF covers the period ended September 30, 2023.

Fund Overview

Your Fund’s Goal and Main Investments

The Fund seeks total return, consisting of capital appreciation and income, by normally investing at least 80% of its net assets, plus the amount of borrowings for investment purposes, if any, in securities issued by companies that are engaged in the infrastructure business and that meet the sub-advisor’s sustainability and financial criteria at the time of investment, and other investments with similar economic characteristics.

Performance Overview

For the six months under review, the Fund posted cumulative total returns of -11.36% based on market price and -10.95% based on net asset value (NAV). In comparison, the Fund’s primary benchmark, the FTSE Global Core Infrastructure 50/50 – Net Tax, which is comprised of equity securities of infrastructure companies as defined by FTSE Russell, posted a -8.30% cumulative total return for the same period.1 The Fund’s secondary benchmark, the OECD G7 CPI + 5.5%, which measures the change in the prices of consumer goods and services in G7 countries, posted a +5.37% cumulative total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 4.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Top 10 Sectors/Industries

9/30/23

% of Total Net Assets
Electric Utilities	36.3%
Transportation Infrastructure	14.0%
Ground Transportation	12.9%
Water Utilities	11.3%
Multi-Utilities	7.5%
Independent Power Producers & Energy Traders	6.1%
Specialized REITs	4.6%
Construction & Engineering	3.4%
Diversified Telecommunication Services	2.4%

Top 10 Holdings

9/30/23

Company Sector/Industry, Country	% of Total Net Assets
EDP – Energias de Portugal SA Electric Utilities, Portugal	4.3%
CSX Corp. Ground Transportation, United States	4.3%
Public Service Enterprise Group, Inc. Multi-Utilities, United States	4.1%
Terna – Rete Elettrica Nazionale Electric Utilities, Italy	4.0%
Getlink SE Transportation Infrastructure, France	3.9%
NextEra Energy, Inc. Electric Utilities, United States	3.8%
Hydro One Ltd. Electric Utilities, Canada	3.6%
Severn Trent PLC Water Utilities, United Kingdom	3.6%
American Water Works Co., Inc. Water Utilities, United States	3.5%
Ferrovial SE Construction & Engineering, Netherlands	3.4%

1. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index. Net Tax returns include income net of tax withholding when dividends are paid.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 8.

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CLEARBRIDGE SUSTAINABLE INFRASTRUCTURE ETF

Top 10 Countries

9/30/23

% of Total Net Assets
United States	31.3%
United Kingdom	13.2%
Italy	10.0%
Japan	6.4%
Brazil	6.3%
Spain	6.2%
Canada	6.1%
Australia	5.4%
Portugal	4.3%
France	3.9%

Thank you for your participation in ClearBridge Sustainable Infrastructure ETF. We look forward to serving your future investment needs.

Charles Hamieh

Shane Hurst

Nick Langley

Portfolio Management Team

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CLEARBRIDGE SUSTAINABLE INFRASTRUCTURE ETF

Performance Summary as of September 30, 2023

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (12/16/22), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/231

	Cumulative Total Return		Average Annual Total Return
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
6-Month	-10.95%	-11.36%	-10.95%	-11.36%
Since Inception (12/14/22)	-10.17%	-10.29%	-10.17%	-10.29%

Distribution Rate[4]	30-Day Standardized Yield[5]
1.10%	2.92%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 5 for Performance Summary footnotes.

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CLEARBRIDGE SUSTAINABLE INFRASTRUCTURE ETF

PERFORMANCE SUMMARY

Distributions (4/1/23–9/30/23)

Net Investment Income
$0.252832

Total Annual Operating Expenses6

0.59%

Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.

All investments involve risks, including possible loss of principal. The Fund is newly organized, with a limited history of operations. Equity securities are subject to price fluctuation and possible loss of principal. Companies in the infrastructure industry may be subject to a variety of factors, including high interest costs, high degrees of leverage, effects of economic slowdowns, increased competition, and impact resulting from government and regulatory policies and practices. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The managers’ environmental, social and governance (ESG) strategies may limit the types and number of investments available and, as a result, may forgo favorable market opportunities or underperform strategies that are not subject to such criteria. There is no guarantee that the strategy’s ESG directives will be successful or will result in better performance. Real estate investment trusts (REITs) are closely linked to the performance of the real estate markets. REITs are subject to illiquidity, credit and interest rate risks, and risks associated with small- and mid-cap investments. Investments in energy-related master limited partnerships (MLPs) and midstream entities are subject to risks of declines in energy and commodity prices, decreases in energy demand, adverse weather conditions, natural or other disasters, changes in government regulation, and changes in tax laws. These and other risks are discussed in the Fund’s prospectus.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are as of the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Distribution rate is based on an annualization of the September dividend and the NAV per share on 9/30/23.

5. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report.

See www.franklintempletondatasources.com for additional data provider information.

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CLEARBRIDGE SUSTAINABLE INFRASTRUCTURE ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23[1,2]	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23–9/30/23[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$890.50	$2.79	$1,022.05	$2.98	0.59%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

ClearBridge Sustainable Infrastructure ETF

	Six Months Ended September 30, 2023 (unaudited)	Period Ended March 31, 2023[a]

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$25.22	$25.00

Income from investment operations[b]:

Net investment income[c]	0.86	0.13

Net realized and unrealized gains (losses)	(3.58)	0.09

Total from investment operations	(2.72)	0.22

Less distributions from net investment income	(0.25)	—

Net asset value, end of period	$22.25	$25.22

Total return[d]	(10.95)%	0.88%

Ratios to average net assets[e]

Total expenses	0.59%	0.59%

Net investment income	7.11%	1.82%

Supplemental data

Net assets, end of period (000’s)	$8,902	$2,522

Portfolio turnover rate[f]	14.94% [g]	6.33%	[g]

aFor the period December 14, 2022 (commencement of operations) to March 31, 2023.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

[g]Portfolio turnover rate excluding cash creations was as follows:	14.94%	6.33%

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FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, September 30, 2023 (unaudited)

ClearBridge Sustainable Infrastructure ETF

		Industry	Shares	Value

	Common Stocks 98.5%
	Australia 5.4%
	Atlas Arteria Ltd.	Transportation Infrastructure	49,184	$175,541
	Transurban Group	Transportation Infrastructure	36,720	300,741

				476,282

	Brazil 6.3%
	Auren Energia SA	Independent Power Producers & Energy Traders	68,732	188,542
	CCR SA	Transportation Infrastructure	69,780	179,706
	Rumo SA	Ground Transportation	43,029	196,180

				564,428

	Canada 6.1%
	Brookfield Renewable Corp., Class A	Independent Power Producers & Energy Traders	9,255	221,565
a	Hydro One Ltd.	Electric Utilities	12,663	323,880

				545,445

	Denmark 2.0%
a	Orsted AS	Electric Utilities	3,249	177,645

	France 3.9%
	Getlink SE	Transportation Infrastructure	21,576	345,167

	Italy 10.0%
a	Enav SpA	Transportation Infrastructure	65,991	244,817
	Enel SpA	Electric Utilities	46,352	285,618
	Terna - Rete Elettrica Nazionale	Electric Utilities	47,127	355,657

				886,092

	Japan 6.4%
	Central Japan Railway Co.	Ground Transportation	9,880	240,669
	East Japan Railway Co.	Ground Transportation	1,631	93,504
	West Japan Railway Co.	Ground Transportation	5,768	239,069

				573,242

	Netherlands 3.4%
	Ferrovial SE	Construction & Engineering	9,816	301,076

	Portugal 4.3%
	EDP - Energias de Portugal SA	Electric Utilities	92,247	384,416

	Spain 6.2%
a,b	Cellnex Telecom SA	Diversified Telecommunication Services	6,143	214,434
	Iberdrola SA	Electric Utilities	16,344	183,338
	Redeia Corp. SA	Electric Utilities	9,864	155,556

				553,328

	United Kingdom 13.2%
	National Grid PLC	Multi-Utilities	25,095	300,171
	Pennon Group PLC	Water Utilities	23,686	169,412
	Severn Trent PLC	Water Utilities	11,043	318,767
	SSE PLC	Electric Utilities	8,856	174,028
	United Utilities Group PLC	Water Utilities	18,032	208,689

				1,171,067

	United States 31.3%
	American Tower Corp.	Specialized REITs	1,479	243,222
	American Water Works Co., Inc.	Water Utilities	2,496	309,080
	Crown Castle, Inc.	Specialized REITs	1,759	161,881
	CSX Corp.	Ground Transportation	12,327	379,055
	Edison International	Electric Utilities	2,943	186,262
	Entergy Corp.	Electric Utilities	1,935	178,988
	Exelon Corp.	Electric Utilities	5,551	209,772

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

ClearBridge Sustainable Infrastructure ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	United States (continued)
	NextEra Energy Partners LP	Independent Power Producers & Energy Traders	4,549	$135,105
	NextEra Energy, Inc.	Electric Utilities	5,895	337,725
b	PG&E Corp.	Electric Utilities	17,239	278,065
	Public Service Enterprise Group, Inc.	Multi-Utilities	6,496	369,687

				2,788,842

	Total Common Stocks (Cost $9,464,638)			8,767,030

	Total Investments before Short-Term Investments (Cost $9,464,638)			8,767,030

	Short-Term Investments 1.4%
	Money Market Funds 1.4%
	United States 1.4%
c	JPMorgan 100% U.S. Treasury Securities Money Market Fund, 5.33%	Money Market Funds	124,284	124,284

	Total Short-Term Investments (Cost $124,284)			124,284

	Total Investments (Cost $9,588,922) 99.9%			8,891,314
	Other Assets, less Liabilities 0.1%			10,415

	Net Assets 100.0%			$8,901,729

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2023, the value of was $960,776, representing 10.8% of net assets.

bNon-income producing.

cThe rate shown is the annualized seven-day effective yield at period end.

See Abbreviations on page 18.

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

September 30, 2023 (unaudited)

ClearBridge Sustainable Infrastructure ETF

Assets:
Investments in securities:
Cost – Unaffiliated issuers	$9,588,922
Value – Unaffiliated issuers	$8,891,314
Foreign currency, at value (cost $2,311)	2,309
Receivables:
Dividends and interest	15,339
Investment securities sold	39,575

Total assets	8,948,537

Liabilities:
Payables:
Investment securities purchased	42,251
Management fees	4,557

Total liabilities	46,808

Net assets, at value	$8,901,729

Net assets consist of:
Paid-in capital	$9,478,408
Total distributable earnings (loss)	(576,679)

Net assets, at value	$8,901,729

Shares outstanding	400,000

Net asset value per share	$22.25

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations

for the period ended September 30, 2023 (unaudited)

ClearBridge Sustainable Infrastructure ETF

Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$71,294
Interest:
Unaffiliated issuers	83,343

Total investment income	154,637

Expenses:
Management fees (Note 3a)	11,844

Total expenses	11,844

Net investment income	142,793

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(6,362)
Foreign currency transactions	(702)

Net realized gain (loss)	(7,064)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(709,114)
Translation of other assets and liabilities denominated in foreign currencies	68

Net change in unrealized appreciation (depreciation)	(709,046)

Net realized and unrealized gain (loss)	(716,110)

Net increase (decrease) in net assets resulting from operations	$(573,317)

[a]Foreign taxes withheld on dividends	$4,507

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

ClearBridge Sustainable Infrastructure ETF

	Six Months Ended September 30, 2023 (unaudited)	Period Ended March 31, 2023[a]
Increase (decrease) in net assets:
Operations:
Net investment income	$142,793	$13,193
Net realized loss	(7,064)	(2,808)
Net change in unrealized appreciation (depreciation)	(709,046)	11,536

Net increase (decrease) in net assets resulting from operations	(573,317)	21,921

Distributions to shareholders (Note 1e)	(25,283)	—

Capital share transactions: (Note 2)	6,978,408	2,500,000

Net increase (decrease) in net assets	6,379,808	2,521,921
Net assets:
Beginning of period	2,521,921	—

End of period	$8,901,729	$2,521,921

aFor the period December 14, 2022 (commencement of operations) to March 31, 2023.

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FRANKLIN TEMPLETON ETF TRUST

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of fifty-one separate funds, one of which is included in this report (Fund). The Fund follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946, Financial Services—Investment Companies (“ASC 946”), and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The Fund is an exchange traded fund (ETF) and seek to provide the investment results that closely correspond, before fees and expenses, to the performance of Fund corresponding underlying index.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC).

The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange trade funds and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual fund are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on Fund business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the Fund’s portfolio securities to the latest indications of fair value at 4 p.m. Eastern time on September 30, 2023. At September 30, 2023, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as “market level fair value”).

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

ClearBridge Sustainable Infrastructure ETF (continued)

1. Organization and Significant Accounting Policies (continued)

a. Financial Instrument Valuation (continued)

differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statements of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

During the period ended September 30, 2023, the Fund did not invest in derivative instruments.

d. Income and Deferred Taxes

It is Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Fund invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invest. When a capital gain tax is determined to apply, Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of September 30, 2023, Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest Income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. Distributions to shareholders are recorded on the ex-dividend date.

Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated to the Fund based on the ratio of net assets of Fund to the combined net assets of the Trust. Certain Fund specific expenses are allocated directly to the Fund that incurred the expense. These expenses are paid by the Fund or by the investment manager, as applicable, according to the terms of the unified management fee agreement.

f. Accounting Estimates

The preparation of financial statement in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

Shares of the Fund is issued and redeemed at their respective NAV only in aggregations of a specified number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Fund. Once created, shares of the Fund generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Fund’s shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities).

Authorized participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Fund regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Fund.

In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.

At September 30, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended September 30, 2023		Period Ended March 31, 2023[a]

	Shares	Amount	Shares	Amount
Shares sold	300,000	$6,978,408	100,000	$2,500,000

Net increase (decrease)	300,000	$6,978,408	100,000	$2,500,000

aFor the period December 14, 2022 (commencement of operations) to March 31, 2023.

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Advisory Services, LLC (FASL)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Distributors, LLC (Distributors)	Principal underwriter

a. Management fees

The Fund pay a unified management fee to Advisers whereby Advisers has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding payments under the Fund’s Rule 12b-1 plan (if any), brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), taxes, interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto), and other non-routine or extraordinary expenses. The fee is calculated daily and paid monthly according to the terms of the management agreement.

The Fund pays gross effective investment management fees 0.59% per year on the average daily net assets of the Fund.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Other Affiliated Transactions

At September 30, 2023, the shares of ClearBridge Sustainable Infrastructure ETF were owned by the following entity:

Funds	Shares	Percentage of Outstanding Shares[a]

ClearBridge Sustainable Infrastructure ETF
Franklin Resources Inc.	50,000	12.5%

aInvestment activities of significant shareholders could have a material impact on the Funds.

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At March 31, 2023, the capital loss carryforwards were as follows:

Year Ended March 31, 2023
Capital loss carryforwards not subject to expiration:
Short term	$2,666

Total capital loss carryforwards	$2,666

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

At September 30, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$9,588,922

Unrealized appreciation	$23,018
Unrealized depreciation	(720,626)

Net unrealized appreciation (depreciation) .	$(697,608)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of real estate investment trust shares.

5. Investment Transactions

Purchases and sales of investments (excluding short term securities and in-kind transactions, if any) for the period ended September 30, 2023, $1,211,301 and $650,164, respectively.

In-kind transactions associated with creation and redemptions for the period ended September 30, 2023, $6,428,478 and $-, respectively.

6. Fair Value Measurements

The Fund follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of September 30, 2023, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

ClearBridge Sustainable Infrastructure ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$8,767,030	$—	$—	$8,767,030
Short-Term Investments	124,284	—	—	124,284

Total Investments in Securities	$8,891,314	$—	$—	$8,891,314

aFor detailed categories, see the accompanying Schedules of Investments.

bIncludes common stocks.

7. New Accounting Pronouncements

In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions.

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

7. New Accounting Pronouncements (continued)

The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management has reviewed the requirements and concluded that the adoption of this ASU does not have a material impact on the financial statements. As permitted, Management has elected to early adopt the provisions.

8. Subsequent Events

The Fund has evaluated subsequent events through the issuance of these Financial Statements and determined that no events have occurred that require disclosure.

Abbreviations

REIT	Real Estate Investment Trust
SPA	Standby Purchase Agreement

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FRANKLIN TEMPLETON ETF TRUST

Shareholder Information

Liquidity Risk Management Program – In-Kind ETFs

Each of the Funds has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. Each of the Funds is an exchange-traded fund (“ETF”) that is considered an “In-Kind ETF” under the Liquidity Rule, which means that the Fund satisfies requests for redemption through in-kind transfers of portfolio securities, positions, and other assets, except for a de minimis amount of cash, and publishes its portfolio holdings daily. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. As an In-Kind ETF, the Fund is not required to include in the LRMP policies and procedures relating to classification of portfolio holdings into four liquidity categories or establishing a highly liquid investment minimum (“HLIM”).

The Funds’ Board of Trustees approved the appointment of the Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) as the Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for FT products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Legal, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Because the Funds are ETFs, the ILC also considers, as relevant, (1) the relationship between the Fund’s portfolio liquidity and the way in which, and the prices and spread at which, Fund shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants and (2) the effect of the composition of baskets on the overall liquidity of the Fund’s portfolio.

At meetings of the Funds’ Board of Trustees held in May 2023, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2022. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively and achieved the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Schedule of Investments

The Trust files a complete schedule of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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FRANKLIN TEMPLETON ETF TRUST

SHAREHOLDER INFORMATION

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of each Fund and each Fund’s net asset value may be found on each Fund’s website at franklintempleton.com.

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Semiannual Report ClearBridge Sustainable Infrastructure ETF

Investment Manager	Distributor	Investor Services
Franklin Advisory Services, LLC	Franklin Distributors, LLC (800) DIAL BEN®/342-5236 franklintempleton.com	Transfer Agent State Street Bank and Trust Company 1 HeritageDrive Mail Stop OHD0100 North Quincy, MA 02171
www.franklintempleton.com © 2023 Franklin Templeton Investments. All rights reserved.		INFR S 11/23

(b)	Not applicable.

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Rohit Baghat and Deborah D. McWhinney. They are “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

Not Applicable.

Item 5. Audit Committee of Listed Registrants.

a) The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Rohit Bhagat

Deborah D. McWhinney

Anantha K. Pradeep

b) Not applicable.

Item 6. Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)

Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)

Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section  302 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Vivek Pai, Chief Financial Officer and Chief Accounting Officer

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section  906 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Vivek Pai, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON ETF TRUST

By	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer - Finance and Administration Date: 04/16/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer - Finance and Administration Date: 04/16/2024

By	/s/ Vivek Pai
Vivek Pai
Chief Financial Officer and Chief Accounting Officer Date: 04/16/2024